Equity Method Investment	12 Months Ended
Dec. 31, 2018
Equity Method Investments And Joint Ventures [Abstract]
Equity Method Investment
9.	EQUITY METHOD INVESTMENT

In June 2015, the Group paid $307,996 to acquire 20% of an investee’s the equity interest. In December 2015, the Group entered a contractual arrangement with a third party to transfer its 15% equity interests in Aishang (Beijing) Fortune Technology Co., Ltd. (“CFO Aishang”), which was previously owned 55% equity interests by the Group. The remaining 40% equity interests in CFO Aishang was recorded as equity method investment at the disposal date, as the Group lost control over CFO Aishang. The fair value of the retained noncontrolling investment of $985,586 was recognized in the consolidated balance sheets, based on the valuation performed by a third party. (Note 10)

The Group recognized a gain from equity method investment of $97,820 and a gain from equity method investment of $470 in the consolidated statement of comprehensive income for the year ended December 31, 2017 and 2018, respectively. The carrying balance of equity method investment was $817,223 and $ 778,721 as of December 31, 2017 and 2018, respectively.

The following table presents changes in equity method investment for the twelve-month period ended December 31, 2017 and 2018, respectively:

	December 31,
	2017	2018
Beginning balance	$1,019,009	$817,223
Equity method investment income	97,820	470
Consideration Received on Disposal	(350,181)	—
Exchange difference	50,575	(38,972)
Ending balance	$817,223	778,721